Annual Fund Operating Expenses	0 Months Ended
	Mar. 01, 2012
(Administrator) | (WF Small/Mid Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[1]
(Administrator) | (WF Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[2]
(Administrator) | (WF Intrinsic Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.29%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[3]
(Administrator) | (Wells Fargo Special Small Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[4]
(Administrator) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[5]
(Administrator) | (WF Small Cap Opportunities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[3]
(Retail) | (WF Small/Mid Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[6]
(Retail) | (WF Small/Mid Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.16%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[6]
(Retail) | (WF Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[7]
(Retail) | (WF Small Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[7]
(Retail) | (WF Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	2.07%	[7]
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[8]
(Retail) | (WF Intrinsic Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.20%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[8]
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.39%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[9]
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.14%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[9]
(Retail) | (Wells Fargo Special Small Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.14%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.10%	[9]
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[10]
(Retail) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.18%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	2.08%	[10]
(Institutional) | (WF Small/Mid Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[11]
(Institutional) | (WF Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[12]
(Institutional) | (WF Intrinsic Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[13]
(Institutional) | (Wells Fargo Special Small Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[14]
(Institutional) | (Wells Fargo Advantage Traditional Small Cap Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[5]
(Investor) | (WF Small/Mid Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.48%	[15]
(Investor) | (WF Small Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[16]
(Investor) | (WF Intrinsic Small Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[17]

[1]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.10% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A and 2.15% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.30% for Class A, 2.05% for Class B, and 2.05% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.45% for Class A and 2.20% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.34% for Class A, 2.09% for Class B, and 2.09% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.94% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.47% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.33% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.49% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.